BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Financial Position of BBB Foods Inc. (Details) - MXN ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash			$ 1,051,641		$ 934,166
Total current assets		$ 8,012,242	4,393,160		3,599,202
Non-current assets:
Total non-current assets		12,876,446	10,570,642		8,195,705
Total assets		20,888,688	14,963,802		11,794,907
Current liabilities:
Total current liabilities		10,150,693	8,951,941		6,804,402
Non-current liabilities:
Debt with related parties (Note 13)	[1]		4,340,452		4,276,058
Bonus payable to related parties			0		44,528
Long-term debt		88,273	577,318		540,734
Total non-current liabilities		6,806,731	10,646,709		9,703,766
Total liabilities		16,957,424	19,598,650		16,508,168
Stockholders' equity (Note 16):
Reserve for share-based payments		1,247,755	851,701		467,135
Total stockholders' equity		3,931,264	(4,634,848)	$ (4,619,992)	(4,713,261)	$ (4,451,940)
Total liabilities and stockholders' equity		$ 20,888,688	14,963,802		11,794,907
BBB Foods Inc.
Current assets:
Cash			14,988		17,364
Accounts receivables from related parties			441		505
Total current assets			15,429		17,869
Non-current assets:
Investments in subsidiaries			173,574		34,737
Total non-current assets			173,574		34,737
Total assets			189,003		52,606
Current liabilities:
Bonus payable to related parties (Note 13)			43,161
Total current liabilities			43,161
Non-current liabilities:
Debt with related parties (Note 13)			4,340,452		4,276,058
Bonus payable to related parties			0		44,528
Long-term debt			449,716		445,281
Total non-current liabilities			4,790,168		4,765,867
Total liabilities			4,833,329		4,765,867
Stockholders' equity (Note 16):
Capital stock (Note 16)			471,282		471,282
Reserve for share-based payments			851,700		467,135
Cumulative losses			(5,967,308)		(5,651,678)
Total stockholders' equity			(4,644,326)		(4,713,261)
Total liabilities and stockholders' equity			$ 189,003		$ 52,606

[1]	Corresponds to Promissory Notes